SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details)		9 Months Ended
		Sep. 30, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		318,035	474,332
Fair Value of warrants | $		$ 3,037,087	$ 2,198,121
Range one [member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	Feb. 26, 2024
Exercise price | $ / shares	[1]	$ 4.4025
Number of Warrants Outstanding | shares	[1]	318,035	474,332
Fair Value of warrants | $	[1]	$ 3,037,087	$ 2,198,121

[1]	The warrants expire February 26, 2029.